Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net
17.	Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2021	December 31, 2022
Computers	672	460
Server & switch	1,382	1,283
Office equipment	1,685	1,754
Wi-Fi terminals for data connectivity services	9,632	7,762
Leasehold improvement	589	536
Total original costs	13,960	11,795
Less: accumulated depreciation	(12,164)	(10,614)
Net book value	1,796	1,181

Depreciation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were US$2,174 thousand, US$2,022 thousand and US$839 thousand, respectively.